BORROWINGS - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Subordinated Debt	$ 118,312	$ 0
Debt, Weighted Average Interest Rate	5.20%	0.00%
Amount
FHLB long-term advances	$ 453	$ 22,466
Securities Sold under Agreements to Repurchase	0	25,000
Other Long-term Debt	775	775
Total long-term debt	$ 119,540	$ 48,241
Average Rate [Abstract]
Federal Home Loan Bank	2.37%	2.52%
Weighted average rate on repurchase agreements	0.00%	3.54%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Long-term Debt, Weighted Average Interest Rate	5.15%	3.01%
Maturities of Long-term Debt [Abstract]
2013	$ 15
2014	16
2015	15
2016	407
2017	0
Thereafter	$ 119,087